Other non-current financial liabilities - Schedule of Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Put options related to acquisitions	€ 3,596	€ 15,419
Liabilities related to share-based payment transactions	2,373	0
Lease liabilities non-current	10,243	11,319
Other non-current liabilities	2,599	2,967
Other non-current financial liabilities	€ 18,811	€ 29,705